Share Based Compensation	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

9. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the Conduit Pharmaceuticals Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provides for the issuance of up to 11,497,622 shares of Common Stock. Pursuant to the Plan Evergreen Provision, the number of shares of Common Stock available for issuance under the 2023 Plan was increased by 3,691,476 shares of common stock effective January 1, 2024. The number of authorized shares will automatically increase on January 1, 2025 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the Shares outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of Shares as determined by the Board or the Committee. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units, performance stock units, dividend equivalents, other stock-based, or other cash-based awards. As of March 31, 2024, there were 14,042,834 shares of Common Stock available for issuance under the 2023 Plan.

During the quarter ended March 31, 2024 and 2023, there was $0.4 million and nil in stock-based compensation expense recognized within General and Administrative expenses on the consolidated statements of operations and Comprehensive Loss, respectively, related to the RSUs and Stock Options granted since the Merger.

Restricted Stock

In connection with the Merger, as discussed in Notes 1 and 3, and by Unanimous Written Consent of the Board of Directors, the Chief Financial Officer of Conduit Pharmaceuticals, Inc. was granted 74,545 restricted stock units (“RSUs”) on December 1, 2023 at a weighted average grant date fair value of $5.51. The RSUs vest in equal annual installments on the first three anniversaries of the closing of the Merger. No additional RSU’s were granted during the quarter ended March 31, 2024. No RSUs were vested as of March 31, 2024 and December 31, 2023.

As of March 31, 2024 there was $0.4 million of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average vesting period of 2.5 years.

Stock Options

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option-pricing model. The Company then recognizes the grant date fair value of each option as compensation expense ratably using the straight-line attribution method over the service period (generally the vesting period). The Black-Scholes model incorporates the following assumptions:

●	Expected volatility – the Company estimates the volatility of the share price of their peer companies at the date of grant using a “look-back” period which coincides with the expected term, defined below. The Company believes using a “look-back” period which coincides with the expected term is the most appropriate measure for determining expected volatility.
●	Expected term – the Company estimates the expected term using the “simplified” method outlined in SEC Staff Accounting Bulletin No. 107, “Share-Based Payment.”
●	Risk-free interest rate – the Company estimates the risk- free interest rate using the U.S. Treasury Yield curve for periods equal to the expected term of the options in effect at the time of grant.
●	Dividends – the Company uses an expected dividend yield of zero because the Company has not declared nor paid a cash dividend, nor are there any plans to declare a dividend.

The Company did not grant stock options during the three months ended March 31, 2024 or March 31, 2023.

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Granted	-	$-	-	$-
Cancelled/forfeited	-	$-	-	$-
Exercised	-	$-	-	$-
Outstanding at March 31, 2024	1,071,719	$5.51	8.61	$-
Exercisable	35,000	$5.51	5.47	$-
Unvested	1,036,719	$5.51	9.27	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. As of March 31, 2024, the total compensation cost related to non-vested option awards not yet recognized was $3.7 million with a weighted average remaining vesting period of 3.1 years.

10. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the Conduit Pharmaceuticals Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provides for the issuance of up to 11,497,622 shares of Common Stock. Pursuant to the 2023 Plan’s “evergreen” provision, the number of shares of Common Stock available for issuance under the 2023 Plan was increased by 3,691,476 shares of common stock effective January 1, 2024. The number of authorized shares will automatically increase on January 1, 2025 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the shares of common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of common stock as determined by the Board or the applicable committee of the Board. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance stock units, dividend equivalents, other stock-based, or other cash-based awards. As of June 30, 2024, there were 14,107,834 shares of Common Stock available for issuance under the 2023 Plan.

For the three months ended June 30, 2024 and 2023, there was a total of $0.5 million and $0, respectively in stock-based compensation expense recognized within General and Administrative expenses on the consolidated statements of operations and Comprehensive Loss, respectively, related to the RSUs and stock options granted since the Merger.

For the six months ended June 30, 2024 and 2023, there was a total of $0.9 million and $0, respectively in stock-based compensation expense recognized within General and Administrative expenses on the consolidated statements of operations and Comprehensive Loss, respectively, related to the RSUs and stock options granted since the Merger.

On June 24, 2024, in connection with a services agreement with an unrelated third party to provide marketing services, the Company issued 96,154 shares of its Common Stock (the “Service Shares”). The Company valued the Service Shares at $1.56 per share, the closing price of the Company’s Common Stock on June 21, 2024. The total compensation for these shares is $0.2 million which will recognized within General and Administrative expenses over the service period of the agreement.

Restricted Stock

In connection with the Merger, as discussed in Notes 1 and 3, and by Unanimous Written Consent of the Board of Directors, the then Chief Financial Officer of the Company was granted 74,545 RSUs on December 1, 2023 at a weighted average grant date fair value of $5.51. The RSUs were to vest in equal annual instalments on the first three anniversaries of the closing of the Merger. Upon the then Chief Financial Officer’s resignation, effective May 15, 2024, all such RSUs were forfeited. On June 7, 2024 by Unanimous Written Consent of the Board of Directors, the Interim Chief Financial Officer of the Company and a Board member were each granted 37,272 shares of immediately vested restricted stock at a weighted average grant date fair value of $2.84. The shares of restricted stock were fully vested as of the grant date. No additional RSU’s or shares of restricted common stock were granted during the three and six months ended June 30, 2024.There were 74,544 shares of restricted common stock vested as of June 30, 2024 and no RSUs vested as of December 31, 2023.

The following table summarizes restricted stock activity for the 2023 Plan:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2023	74,545	$5.51
Granted	74,544	$2.84
Cancelled/forfeited	(74,545)	$5.51
Vested	(74,544)	$2.84
Outstanding at June 30, 2024	-	$-

Stock Options

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option-pricing model. The Company then recognizes the grant date fair value of each option as compensation expense ratably using the straight-line attribution method over the service period (generally the vesting period). The Black-Scholes model incorporates the following assumptions:

●	Expected volatility – the Company estimates the volatility of the share price of their peer companies at the date of grant using a “look-back” period which coincides with the expected term, defined below. The Company believes using a “look-back” period which coincides with the expected term is the most appropriate measure for determining expected volatility.
●	Expected term – the Company estimates the expected term using the “simplified” method outlined in SEC Staff Accounting Bulletin No. 107, “Share-Based Payment.”
●	Risk-free interest rate – the Company estimates the risk- free interest rate using the U.S. Treasury Yield curve for periods equal to the expected term of the options in effect at the time of grant.
●	Dividends – the Company uses an expected dividend yield of zero because the Company has not declared nor paid a cash dividend, nor are there any plans to declare a dividend.

The Company did not grant stock options during the three and six months ended June 30, 2024 or June 30, 2023.

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Granted	-	$-	-	$-
Cancelled/forfeited	65,000	$5.51	-	$-
Exercised	-	$-	-	$-
Outstanding at June 30, 2024	1,006,719	$5.51	8.95	$-
Exercisable	52,500	$5.51	5.23	$-
Unvested	954,219	$5.51	9.15	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s Common Stock for those options that had exercise prices lower than the fair value of the Company’s Common Stock. As of June 30, 2024, the total compensation cost related to non-vested option awards not yet recognized was $3.1 million with a weighted average remaining vesting period of 3.0 years.

11. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the Conduit Pharmaceuticals Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provides for the issuance of up to 11,497,622 shares of Common Stock. Pursuant to the 2023 Plan’s “evergreen” provision, the number of shares of Common Stock available for issuance under the 2023 Plan was increased by 3,691,476 shares of common stock effective January 1, 2024. The number of authorized shares will automatically increase on January 1, 2025 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Common Stock as determined by the Board or the applicable committee of the Board. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance stock units, dividend equivalents, other stock-based, or other cash-based awards. As of September 30, 2024, there were 14,107,834 shares of Common Stock available for issuance under the 2023 Plan.

For the three months ended September 30, 2024 and 2023, there was a total of $0.4 million and $0, respectively in stock-based compensation expense recognized within General and Administrative expenses on the consolidated statements of operations and Comprehensive Loss, respectively, related to the RSUs and stock options granted since the Merger.

For the nine months ended September 30, 2024 and 2023, there was a total of $1.3 million and $0, respectively in stock-based compensation expense recognized within General and Administrative expenses on the consolidated statements of operations and Comprehensive Loss, respectively, related to the RSUs and stock options granted since the Merger.

On June 24, 2024, in connection with a services agreement with an unrelated third party to provide marketing services from July to December 2024, the Company issued 96,154 shares of its Common Stock (the “Service Shares”). The Company valued the Service Shares at $1.56 per share, the closing price of the Company’s Common Stock on June 21, 2024. The total compensation for these shares is $0.2 million which will recognized within General and Administrative expenses over the service period of the agreement.

On or around August 14, 2024, the Company was first made aware that one of its directors, through a wholly owned subsidiary, had previously entered into certain collateral pledge agreements that resulted in the disposition of a substantial amount of shares in the Company pursuant to those agreements without the Company’s knowledge. In addition, the Company also became aware that approximately 30 million shares (or 31% of outstanding Common Stock as of August 14, 2024) are currently subject to a further third-party pledge arrangement with a significant stockholder of the Company. Upon learning of these transactions, the Board has appointed an independent committee of the Board (the “Special Committee”) and delegated to the Special Committee the authority to review these matters and determine action(s), if any, to be taken by the Company in response thereto. Additionally, the Company formed another committee of the Board (the “Trading Review Committee”) and delegated to the Trading Review Committee the authority to investigate and review the trading patterns of certain of the Company’s stockholders and determine action(s), if any, to be taken by the Company in response thereto.

Restricted Stock

In connection with the Merger, as discussed in Notes 1 and 3, and by Unanimous Written Consent of the Board, the then Chief Financial Officer of the Company was granted 74,545 RSUs on December 1, 2023 at a weighted average grant date fair value of $5.51. The RSUs were to vest in equal annual instalments on the first three anniversaries of the closing of the Merger. Upon the then Chief Financial Officer’s resignation, effective May 15, 2024, all such RSUs were forfeited. On June 7, 2024 by Unanimous Written Consent of the Board, the Interim Chief Financial Officer of the Company and a Board member were each granted 37,272 shares of immediately vested restricted stock at a weighted average grant date fair value of $2.84. The shares of restricted stock were fully vested as of the grant date. No additional RSU’s or shares of restricted Common Stock were granted during the three and nine months ended September 30, 2024.There were 74,544 shares of restricted Common Stock vested as of September 30, 2024 and no RSUs vested as of December 31, 2023.

The following table summarizes restricted stock activity for the 2023 Plan:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2023	74,545	$5.51
Granted	74,544	$2.84
Cancelled/forfeited	(74,545)	$5.51
Vested	(74,544)	$2.84
Outstanding at September 30, 2024	-	$-

Stock Options

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option-pricing model. The Company then recognizes the grant date fair value of each option as compensation expense ratably using the straight-line attribution method over the service period (generally the vesting period). The Black-Scholes model incorporates the following assumptions:

●	Expected volatility – the Company estimates the volatility of the share price of their peer companies at the date of grant using a “look-back” period which coincides with the expected term, defined below. The Company believes using a “look-back” period which coincides with the expected term is the most appropriate measure for determining expected volatility.
●	Expected term – the Company estimates the expected term using the “simplified” method outlined in SEC Staff Accounting Bulletin No. 107, “Share-Based Payment.”
●	Risk-free interest rate – the Company estimates the risk- free interest rate using the U.S. Treasury Yield curve for periods equal to the expected term of the options in effect at the time of grant.
●	Dividends – the Company uses an expected dividend yield of zero because the Company has not declared nor paid a cash dividend, nor are there any plans to declare a dividend.

The Company did not grant stock options during the three and nine months ended September 30, 2024 or September 30, 2023.

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Granted	-	$-	-	$-
Cancelled/forfeited	65,000	$5.51	-	$-
Exercised	-	$-	-	$-
Outstanding at September 30, 2024	1,006,719	$5.51	8.70	$-
Exercisable	320,425	$5.51	8.10	$-
Unvested	686,294	$5.51	8.98	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s Common Stock for those options that had exercise prices lower than the fair value of the Company’s Common Stock. As of September 30, 2024, the total compensation cost related to non-vested option awards not yet recognized was $2.7 million with a weighted average remaining vesting period of 2.8 years.